The Advisors’ Inner Circle Fund II

CastleArk

Large Growth ETF

July 31, 2026

(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.0%
	Shares	Value
Communication Services — 13.5%
Alphabet, Cl A	92,200	$32,835,186
Meta Platforms, Cl A	18,308	10,192,247
		43,027,433
Consumer Discretionary — 8.0%
Amazon.com *	37,365	10,147,587
Booking Holdings	23,687	4,569,222
Starbucks	39,669	4,175,162
Tapestry	44,071	6,715,098
		25,607,069
Financials — 10.6%
Mastercard, Cl A	15,418	8,836,056
Moody's	10,874	5,201,904
Morgan Stanley	22,970	4,833,347
Visa, Cl A	41,336	15,134,350
		34,005,657
Health Care — 8.4%
Eli Lilly	15,162	17,418,712
Gilead Sciences	72,712	9,467,830
		26,886,542
Industrials — 6.4%
Axon Enterprise *	6,248	3,297,444
GE Vernova	7,824	7,748,029
Uber Technologies *	32,611	2,294,510
Vertiv Holdings, Cl A	28,933	6,989,345
		20,329,328
Information Technology — 51.1%
Advanced Micro Devices *	22,659	10,789,083
Analog Devices	25,877	9,507,469
Apple	65,756	20,312,686
Applied Materials	11,550	5,863,588
Arista Networks *	85,878	15,488,097
Broadcom	41,235	16,051,961
Lam Research	53,416	15,651,956
Microsoft	31,165	14,482,999
NVIDIA	198,720	39,893,040
ServiceNow *	36,923	4,106,945
Shopify, Cl A *	14,992	1,756,313
Snowflake, Cl A *	30,975	9,084,348
		162,988,485
Total Common Stock
(Cost $221,221,326)		312,844,514

Total Investments - 98.0%
(Cost $221,221,326)		$312,844,514

Percentages are based on Net Assets of $319,247,804

*	Non-Income producing security.

Cl — Class

CSA-NQ-001-0600

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